Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated July 15, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Mid Cap Value Fund (the Fund)	7/1/2016
Effective immediately, the “Average Annual Total Returns After Applicable Sales Charges” table within the “Performance Information” section of the Fund's Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/20/2001
returns before taxes		-10.64%	8.57%	6.00%
returns after taxes on distributions		-13.70%	6.33%	4.54%
returns after taxes on distributions and sale of Fund shares		-3.39%	6.71%	4.78%
Class B returns before taxes	11/20/2001	-9.93%	8.76%	5.83%
Class C returns before taxes	11/20/2001	-6.69%	9.05%	5.83%
Class I returns before taxes	09/27/2010	-4.76%	10.35%	6.87%
Class K returns before taxes	03/07/2011	-5.06%	10.02%	6.70%
Class R returns before taxes	01/23/2006	-5.43%	9.58%	6.35%
Class R4 returns before taxes	11/08/2012	-4.97%	10.04%	6.71%
Class R5 returns before taxes	11/08/2012	-4.83%	10.13%	6.76%
Class W returns before taxes	09/27/2010	-5.18%	9.86%	6.62%
Class Y returns before taxes	07/15/2009	-4.76%	10.31%	6.87%
Class Z returns before taxes	11/20/2001	-4.99%	10.14%	6.89%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)		-4.78%	11.25%	7.61%

The rest of the section remains the same.

Columbia Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated July 15, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Mid Cap Value Fund (the Fund)	7/1/2016
Effective immediately, the “Average Annual Total Returns After Applicable Sales Charges” table within the “Performance Information” section of the Fund's Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/20/2001
returns before taxes		-10.64%	8.57%	6.00%
returns after taxes on distributions		-13.70%	6.33%	4.54%
returns after taxes on distributions and sale of Fund shares		-3.39%	6.71%	4.78%
Class B returns before taxes	11/20/2001	-9.93%	8.76%	5.83%
Class C returns before taxes	11/20/2001	-6.69%	9.05%	5.83%
Class I returns before taxes	09/27/2010	-4.76%	10.35%	6.87%
Class K returns before taxes	03/07/2011	-5.06%	10.02%	6.70%
Class R returns before taxes	01/23/2006	-5.43%	9.58%	6.35%
Class R4 returns before taxes	11/08/2012	-4.97%	10.04%	6.71%
Class R5 returns before taxes	11/08/2012	-4.83%	10.13%	6.76%
Class W returns before taxes	09/27/2010	-5.18%	9.86%	6.62%
Class Y returns before taxes	07/15/2009	-4.76%	10.31%	6.87%
Class Z returns before taxes	11/20/2001	-4.99%	10.14%	6.89%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)		-4.78%	11.25%	7.61%

The rest of the section remains the same.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
Columbia Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.64%)
5 Years	rr_AverageAnnualReturnYear05	8.57%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.93%)
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.69%)
5 Years	rr_AverageAnnualReturnYear05	9.05%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.76%)
5 Years	rr_AverageAnnualReturnYear05	10.35%
10 Years	rr_AverageAnnualReturnYear10	6.87%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Mid Cap Value Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.06%)
5 Years	rr_AverageAnnualReturnYear05	10.02%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2011
Columbia Mid Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.43%)
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	6.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 23, 2006
Columbia Mid Cap Value Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.97%)
5 Years	rr_AverageAnnualReturnYear05	10.04%
10 Years	rr_AverageAnnualReturnYear10	6.71%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Mid Cap Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.83%)
5 Years	rr_AverageAnnualReturnYear05	10.13%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Mid Cap Value Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.18%)
5 Years	rr_AverageAnnualReturnYear05	9.86%
10 Years	rr_AverageAnnualReturnYear10	6.62%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Mid Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.76%)
5 Years	rr_AverageAnnualReturnYear05	10.31%
10 Years	rr_AverageAnnualReturnYear10	6.87%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2009
Columbia Mid Cap Value Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	10.14%
10 Years	rr_AverageAnnualReturnYear10	6.89%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.70%)
5 Years	rr_AverageAnnualReturnYear05	6.33%
10 Years	rr_AverageAnnualReturnYear10	4.54%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.39%)
5 Years	rr_AverageAnnualReturnYear05	6.71%
10 Years	rr_AverageAnnualReturnYear10	4.78%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
Columbia Mid Cap Value Fund | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
5 Years	rr_AverageAnnualReturnYear05	11.25%
10 Years	rr_AverageAnnualReturnYear10	7.61%